Income Tax Matters	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax Matters

Note 12 - Income Tax Matters

The significant components of income tax expense (benefit) for the years ended December 31, 2013, 2012 and 2011 are summarized as follows:

	2013	2012	2011
	(dollars in thousands)
Current tax expense (benefit):
Federal	$(98)	$1,243	$(838)
State	2	256	34

Total	(96)	1,499	(804)

Deferred tax expense (benefit):
Federal	285	(946)	890
State	153	(188)	110

Total	438	(1,134)	1,000

Net provision for income taxes	$342	$365	$196

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes is summarized below:

	2013	2012	2011
	(dollars in thousands)

Tax computed at the statutory federal rate	$441	$262	$373
Increases (decrease) resulting from:
Tax exempt interest, net	(229)	(250)	(247)
State income taxes, net of federal benefit	102	45	94
Impairment of goodwill	—	336	—
Other	28	(28)	(24)

Provision for income taxes	$342	$365	$196

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of deferred taxes at December 31, 2013, 2012 and 2011 are as follows:

	2013	2012	2011
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$1,934	$2,514	$2,439
Deferred compensation	853	696	595
Other	856	1,030	264
Net unrealized loss on securities available for sale	289	—	—

Total deferred tax assets	3,932	4,240	3,298
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	—	(801)	(1,164)
Premises and equipment	(487)	(651)	(678)
Deferred loans fees and costs	(199)	(187)	(205)
Loan servicing	(201)	(208)	(206)
Prepaid expenses	—	—	(149)

Total deferred tax liabilities	(887)	(1,847)	(2,402)

Net recorded deferred tax asset	$3,045	$2,393	$896

The net deferred tax asset is included in other assets on the accompanying consolidated balance sheets.